Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions
Related Party Transactions

Note 12—Related Party Transactions

Office Lease with Related Affiliate

In March 2016, the Company subleased office space to Star Peak Capital, LLC, of which a member of the board of managers is an owner, for $1,400 per month. The sublease commenced on May 1, 2016 and expires on February 29, 2020.

Units Repurchased from Officer

In May 2016, the Company repurchased 60,605 Tranche A Units and 82,578 Tranche C Units from its former Chief Accounting Officer, for $3.25 per unit for an aggregate purchase price of approximately $0.5 million.

Promissory Notes

In May 2014, the Company received full recourse promissory notes from two officers under which the Company advanced $5.4 million to the employees to meet their capital contributions. The promissory notes are due on May 29, 2021, or earlier in the event of termination or certain change in control events as stipulated in the individual promissory notes and any distributions of capital contributions are considered mandatory prepayments. The promissory notes have a stated interest rate of LIBOR plus 1% per annum. The promissory notes are recorded as a reduction of members’ equity.

In September 2016, the Company redeemed 1,195,472 units from two of its executive officers, with an aggregate value of $7.8 million. On the same date, the executive officers used $5.6 million of the redemption value to settle in full and terminate their obligations under the promissory notes, including interest thereon.

Second Lien Notes

Several lenders of Second Lien Notes were also members of Holdings. Of the $430.0 million formerly outstanding on the Second Lien Notes, members held approximately $311.7 million. These members were paid $314.8 million upon repayment and termination of the Second Lien Notes, including the prepayment penalty.

Senior Notes

Several lenders of Senior Notes are also members of Holdings. As of the initial issuance of the $550.0 million principal amount on the Senior Notes, members held approximately $168.5 million.

Series A Preferred Units

All holders of the $75.0 million of Series A Preferred Units as of September 30, 2016 were also members of Holdings. The Company used $90.0 million of the net proceeds from its IPO to redeem the Series A Preferred Units in full on October 17, 2016, which included a premium of $15.0 million.

Series A Preferred Stock and Series B Preferred Units

As of the initial issuance of the $185.3 million of Series B Preferred Units, members of Holdings held approximately $135.3 million. Upon closing of the IPO, members of Holdings held $185.3 million of the Series A Preferred Stock.

Due to Related Party

As of December 31, 2014, the Company had recorded a payable due to related party of $0.2 million with PRL for certain general and administrative expenses, which included salary and related benefits, office rent, insurance premiums and other general and administrative costs, which was repaid in April 2015.

Note 13—Related Party Transactions

Payment for Certain Services to a Related Affiliate

In 2014, the Company entered into an agreement for certain services provided in connection with obtaining debt. A member of our board of managers is an independent contractor for the company that provided these services. The services were completed in 2014 in connection with facilitating the borrowings under the Second Lien Notes. The Company agreed to make aggregate payments of approximately $2.1 million for these services and the amount was recorded in debt issuance costs and will be amortized using the effective interest method. As of December 31, 2015, the entire amount of $2.1 million was paid.

Due to Related Party

For the years ended December 31, 2013 and 2014, PRL paid for certain general and administrative expenses, which included salary and related benefits, office rent, insurance premiums and other general and administrative costs of $1.1 million and $2.0 million, respectively. The Company repaid $2.9 million during the year ended December 31, 2014 and recorded a payable due to related party in the amounts of $0.2 million at December 31, 2014. The remaining $0.2 million was repaid in April 2015. For the year ended December 31, 2015, PRL did not pay for any of the Company’s general and administrative expenses and there was no remaining payable due to related party.

Office Lease with Related Affiliate

In April 2016, the Company subleased office space to Star Peak Capital, LLC, of which a member of the board of managers is an owner, for $1,400 per month. The sublease is set to commence on May 1, 2016 and expires on February 28, 2020.

Related Party—Note Payable

In connection with the Reorganization, the balance of Extraction’s Related Party—Note Payable, including accrued interest, was converted into equity of $62.4 million in May 2014. Interest expense incurred on the Related Party—Note Payable was $0.3 million for the year ended December 31, 2014.

Convertible Notes

In April and May 2014, certain members were issued $39.0 million of convertible notes, with an interest rate of 6% per annum. In connection with the Reorganization, Extraction’s convertible notes were converted into equity in May 2014. For the year ended December 31, 2014, the Company incurred interest expense of $0.2 million on the convertible notes.

Promissory Notes

In May 2014, the Company received full recourse promissory notes from two officers under which the Company advanced $5.4 million to the employees to meet their capital contributions. The promissory notes are due on May 29, 2021, or earlier in the event of termination or certain change in control events as stipulated in the individual promissory notes and any distributions of capital contributions are considered mandatory prepayments. The promissory notes have a stated interest rate of LIBOR plus 1% per annum. The promissory notes are recorded as a reduction of members’ equity.